Property, plant and equipment - Right-to-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 691	€ 681
Additions to right-of-use assets	164	159
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	405	427
Additions to right-of-use assets	66	67
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	206	171
Additions to right-of-use assets	64	58
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	80	81
Additions to right-of-use assets	33	32
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	2
Additions to right-of-use assets	€ 1	€ 2